Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
April 30, 2025
T19-NPRT3-0625
1.9880054.108
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Ltd	92,201	955,126
FRANCE - 0.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Carrefour SA	178,466	2,758,034
GERMANY - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Mercedes-Benz Group AG	80,303	4,789,694
HONG KONG - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd (Singapore)	76,600	3,405,636
JAPAN - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Yamaha Motor Co Ltd	600,100	4,720,360
NETHERLANDS - 1.7%
Financials - 1.2%
Banks - 1.2%
ABN AMRO Bank NV depository receipt (b)(c)(d)	288,466	5,968,030
ABN AMRO Bank NV rights (c)(e)(f)	288,466	245,935
		6,213,965
Industrials - 0.5%
Professional Services - 0.5%
Randstad NV	69,067	2,765,190
TOTAL NETHERLANDS		8,979,155
SINGAPORE - 0.6%
Industrials - 0.6%
Passenger Airlines - 0.6%
Singapore Airlines Ltd	638,500	3,281,255
UNITED KINGDOM - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	607,700	3,432,404
UNITED STATES - 93.2%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc	88,622	2,454,829
Verizon Communications Inc	52,414	2,309,361
		4,764,190
Entertainment - 0.6%
Electronic Arts Inc	5,763	836,154
Walt Disney Co/The	21,801	1,982,801
Warner Music Group Corp Class A	15,299	465,854
		3,284,809
Interactive Media & Services - 5.7%
Alphabet Inc Class A	106,802	16,960,158
Meta Platforms Inc Class A	22,015	12,086,235
		29,046,393
Media - 1.1%
Comcast Corp Class A	50,594	1,730,315
Fox Corp Class A	11,574	576,269
Interpublic Group of Cos Inc/The	19,612	492,653
New York Times Co/The Class A	10,670	555,480
News Corp Class A	20,499	555,933
Nexstar Media Group Inc	3,189	477,266
Omnicom Group Inc	7,172	546,220
Paramount Global Class B (c)	47,209	554,234
Sirius XM Holdings Inc	19,476	417,176
		5,905,546
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	6,622	1,635,303
TOTAL COMMUNICATION SERVICES		44,636,241

Consumer Discretionary - 9.0%
Automobiles - 2.6%
Ford Motor Co	511,901	5,124,129
General Motors Co	109,946	4,973,957
Stellantis NV (Italy)	362,483	3,354,108
		13,452,194
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp	23,443	7,493,555
Starbucks Corp	53,353	4,270,908
		11,764,463
Household Durables - 0.6%
Whirlpool Corp (c)	46,654	3,558,766
Specialty Retail - 2.7%
Home Depot Inc/The	21,199	7,642,028
TJX Cos Inc/The	48,836	6,284,216
		13,926,244
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	75,254	4,244,326
TOTAL CONSUMER DISCRETIONARY		46,945,993

Consumer Staples - 5.5%
Beverages - 1.9%
Coca-Cola Co/The	78,571	5,700,326
PepsiCo Inc	31,027	4,206,641
		9,906,967
Food Products - 0.5%
Kraft Heinz Co/The	98,109	2,854,972
Household Products - 1.2%
Procter & Gamble Co/The	38,241	6,216,839
Tobacco - 1.9%
Altria Group Inc	65,296	3,862,258
Philip Morris International Inc	34,789	5,961,443
		9,823,701
TOTAL CONSUMER STAPLES		28,802,479

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp	25,356	3,449,937
Chord Energy Corp	12,983	1,171,456
Devon Energy Corp	46,613	1,417,501
Diamondback Energy Inc	10,157	1,340,826
EOG Resources Inc	16,256	1,793,524
Exxon Mobil Corp	55,589	5,871,867
Viper Energy Inc Class A	28,675	1,156,463
		16,201,574
Financials - 13.1%
Banks - 6.7%
Bank of America Corp	166,425	6,637,029
Citigroup Inc	78,402	5,361,129
JPMorgan Chase & Co	45,200	11,056,824
US Bancorp	115,678	4,666,450
Wells Fargo & Co	92,068	6,537,749
		34,259,181
Capital Markets - 2.9%
CME Group Inc Class A	23,217	6,432,966
Morgan Stanley	46,400	5,355,488
TPG Inc Class A (c)	75,379	3,501,355
		15,289,809
Consumer Finance - 0.8%
OneMain Holdings Inc	84,931	3,997,702
Insurance - 1.8%
American Financial Group Inc/OH	37,998	4,812,827
Prudential Financial Inc	45,188	4,641,259
		9,454,086
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Annaly Capital Management Inc	237,041	4,646,004
TOTAL FINANCIALS		67,646,782

Health Care - 10.9%
Biotechnology - 2.5%
AbbVie Inc	39,295	7,666,455
Amgen Inc	18,954	5,514,097
		13,180,552
Health Care Providers & Services - 2.5%
CVS Health Corp	87,962	5,867,945
UnitedHealth Group Inc	16,828	6,923,712
		12,791,657
Pharmaceuticals - 5.9%
Eli Lilly & Co	12,729	11,442,735
Johnson & Johnson	50,838	7,946,488
Merck & Co Inc	71,775	6,115,230
Pfizer Inc	214,857	5,244,659
		30,749,112
TOTAL HEALTH CARE		56,721,321

Industrials - 7.0%
Aerospace & Defense - 2.7%
GE Aerospace	25,298	5,098,559
Lockheed Martin Corp	8,746	4,178,402
RTX Corp	36,310	4,579,780
		13,856,741
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	34,016	3,241,724
Ground Transportation - 0.8%
Union Pacific Corp	18,233	3,932,129
Industrial Conglomerates - 0.8%
Honeywell International Inc	19,887	4,186,214
Machinery - 1.4%
Caterpillar Inc	13,106	4,053,293
PACCAR Inc	33,217	2,996,505
		7,049,798
Professional Services - 0.8%
Automatic Data Processing Inc	13,744	4,131,446
TOTAL INDUSTRIALS		36,398,052

Information Technology - 29.0%
Communications Equipment - 1.4%
Cisco Systems Inc	126,490	7,302,268
IT Services - 1.4%
IBM Corporation	29,837	7,215,183
Semiconductors & Semiconductor Equipment - 10.7%
Broadcom Inc	69,380	13,353,569
Microchip Technology Inc	107,478	4,952,586
NVIDIA Corp	284,396	30,976,412
Texas Instruments Inc	39,061	6,251,713
		55,534,280
Software - 6.6%
Microsoft Corp	86,153	34,052,835
Technology Hardware, Storage & Peripherals - 8.9%
Apple Inc	171,779	36,503,038
Dell Technologies Inc Class C	55,367	5,080,476
HP Inc	177,346	4,534,737
		46,118,251
TOTAL INFORMATION TECHNOLOGY		150,222,817

Materials - 2.0%
Chemicals - 1.6%
Air Products and Chemicals Inc	5,489	1,488,013
Dow Inc	35,903	1,098,273
FMC Corp	31,902	1,337,332
Linde PLC	7,099	3,217,480
LyondellBasell Industries NV Class A1	16,861	981,478
		8,122,576
Containers & Packaging - 0.4%
Amcor PLC (c)	121,996	1,122,363
International Paper Co	25,598	1,169,317
		2,291,680
TOTAL MATERIALS		10,414,256

Real Estate - 2.5%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	25,042	977,890
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	59,277	836,991
Industrial REITs - 0.3%
Prologis Inc	16,309	1,666,780
Retail REITs - 0.5%
Realty Income Corp	24,350	1,408,891
Simon Property Group Inc	7,800	1,227,564
		2,636,455
Specialized REITs - 1.4%
American Tower Corp	9,161	2,064,982
Crown Castle Inc	13,814	1,460,969
Gaming and Leisure Properties Inc	20,176	965,623
Public Storage Operating Co	4,386	1,317,686
VICI Properties Inc	39,021	1,249,452
		7,058,712
TOTAL REAL ESTATE		13,176,828

Utilities - 2.5%
Electric Utilities - 2.0%
Duke Energy Corp	17,675	2,156,704
Edison International	25,722	1,376,384
Exelon Corp	37,870	1,776,103
NextEra Energy Inc	36,784	2,460,114
Southern Co/The	24,455	2,247,170
		10,016,475
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	116,676	1,166,760
Multi-Utilities - 0.3%
Dominion Energy Inc	29,490	1,603,666
TOTAL UTILITIES		12,786,901

TOTAL UNITED STATES		483,953,244
TOTAL COMMON STOCKS (Cost $452,603,208)		516,274,908

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $84,722)	4.25	85,000	84,720

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	1,833,526	1,833,893
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	15,265,718	15,267,244
TOTAL MONEY MARKET FUNDS (Cost $17,101,137)			17,101,137

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $469,789,067)	533,460,765
NET OTHER ASSETS (LIABILITIES) - (2.7)% (g)	(13,973,895)
NET ASSETS - 100.0%	519,486,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	9	Jun 2025	2,514,150	23,047	23,047
CME Micro E-Mini S&P 500 Index Contracts (United States)	28	Jun 2025	782,180	(11,635)	(11,635)

TOTAL FUTURES CONTRACTS					11,412
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,968,030 or 1.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,968,030 or 1.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)	Includes $175,736 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,720.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	520,294	27,453,878	26,140,279	34,814	-	-	1,833,893	1,833,526	0.0%
Fidelity Securities Lending Cash Central Fund	5,046,580	49,159,582	38,938,918	15,956	-	-	15,267,244	15,265,718	0.1%
Total	5,566,874	76,613,460	65,079,197	50,770	-	-	17,101,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.